Description of Business - Additional Information (Detail)	0 Months Ended		12 Months Ended
	Jul. 18, 2013 m3	Apr. 25, 2012 m3	Dec. 31, 2014 m3
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated			26
Semi Refrigerated
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated			20
Semi Refrigerated | Ethylene
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated			8
Gas carrier cargo capacity	21,000	21,000
Fully Refrigerated
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated			6
Minimum
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity			20,500
Maximum
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity			22,500